Going Concern (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net Loss	$ (9,730,454)	$ (6,727,457)
Net Cash Used In Operating Activities	(3,167,357)	(1,627,965)
Total Stockholders' Equity	6,406,731	(4,162,212)	(1,288,913)
Deficit accumulated during the development stage	$ 17,746,924	$ 8,016,470